Related Party Transactions (Details) - Affiliated Entity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Total related party payments	$ 744	$ 641
American Institute of Research
Related Party Transactions
Total related party payments	152	159
Havencrest Capital Management, LLC
Related Party Transactions
Total related party payments	166	233
M33 Growth LLC
Related Party Transactions
Total related party payments	353	183
Mark L. Pacala
Related Party Transactions
Total related party payments		3
Richy Agajanian MD
Related Party Transactions
Total related party payments	21	24
Veeral Desai
Related Party Transactions
Total related party payments	$ 52	38
Roca Partners LLC
Related Party Transactions
Total related party payments		$ 1